Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets other than goodwill [abstract]
Schedule of Reconciliation of Changes in Intangible Assets

	JPY (millions)
	For the Year Ended March 31
	2023	2024
Acquisition cost
As of beginning of the year	¥4,407,749	¥4,790,723
Reclassification to assets held for sale (Note 19)	(5,951)	(6,626)
Foreign currency translation differences and others	388,925	625,970
As of end of the year	¥4,790,723	¥5,410,067

Carrying amount
As of beginning of the year	¥4,407,749	¥4,790,723
As of end of the year	4,790,723	5,410,067

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150
Additions and other increases	36,984	676,156	295	713,436
Disposals and other decreases	(11,798)	(126,610)	(13)	(138,420)
Reclassification to assets held for sale (Note 19)	(1,012)	—	—	(1,012)
Foreign currency translation differences	12,607	533,707	3	546,317
As of March 31, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471
Additions and other increases	47,179	124,878	206	172,263
Disposals and other decreases	(4,885)	(57,869)	(149)	(62,903)
Reclassification to assets held for sale (Note 19)	(266)	(33,052)	—	(33,318)
Foreign currency translation differences	27,529	942,404	48	969,980
As of March 31, 2024	¥289,116	¥8,300,433	¥11,944	¥8,601,492

Accumulated amortization and accumulated impairment losses
As of April 1, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)
Amortization	(25,561)	(485,465)	(30)	(511,056)
Impairment losses	—	(57,341)	—	(57,341)
Disposals and other decreases	10,756	101,888	—	112,643
Reclassification to assets held for sale (Note 19)	397	—	—	397
Foreign currency translation differences	(5,177)	(208,672)	(2)	(213,851)
As of March 31, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)
Amortization	(32,587)	(521,998)	(83)	(554,668)
Impairment losses	(3,126)	(166,278)	—	(169,405)
Reversal of impairment losses	—	35,686	—	35,686
Disposals and other decreases	4,614	57,838	11	62,462
Reclassification to assets held for sale (Note 19)	203	26,558	—	26,761
Foreign currency translation differences	(12,366)	(429,462)	(5)	(441,833)
As of March 31, 2024	¥(139,483)	¥(4,186,707)	¥(620)	¥(4,326,810)

Carrying amount
As of April 1, 2022	¥106,143	¥3,701,357	¥11,044	¥3,818,544
As of March 31, 2023	123,340	4,135,020	11,297	4,269,657
As of March 31, 2024	149,632	4,113,726	11,324	4,274,682

Schedule of Intangible Assets Associated with Products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2022	¥3,389,453	¥311,904	¥3,701,357
As of March 31, 2023	3,164,380	970,640	4,135,020
As of March 31, 2024	3,148,680	965,045	4,113,726
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2023	2024	2024
Immunoglobulins	Marketed products	¥766,459	¥795,903	11 Years
TAK-279	In-process R&D	533,999	613,329	-
TAKHZYRO	Marketed products	546,336	562,434	10 Years
ADVATE & ADYNOVATE/ADYNOVI	Marketed products	278,463	269,275	6 Years
VYVANSE/ELVANSE	Marketed products	306,242	223,589	2 Years
ALUNBRIG	Marketed products	213,706	212,376	7 Years

Schedule of Significant Assumptions Used to Calculate the Recoverable Amount
For the years ended March 31, 2022 and 2023, the recoverable amount was calculated at value in use and the significant assumptions used are as follows:

	Discount rate (Post-tax)	Discount rate (Pre-tax)
For the year ended March 31, 2022	6.5% - 14.0%	8.3% - 17.5%
For the year ended March 31, 2023	6.5% - 22.0%	8.6% - 27.5%